Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Geographical Location (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,069,985.4	$ 1,031,473.6
Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	84,255.2	78,260.8
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	634,713.0	632,821.5
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	208,101.4	175,794.2
Europe Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	67,568.2	71,068.5
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	57,468.6	58,125.9
Other country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 17,879.0	$ 15,402.7